Other financial liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 228,185,297	$ 161,001,732
Other current financial liabilities		62,766,946	53,591,658	[1]
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	75,200,804	73,886,831
Other current financial liabilities	[2]	38,160,178	24,623,746
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	135,281,303	69,476,612
Other current financial liabilities	[2]	4,081,175	3,306,135
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	17,546,162	17,638,289
Other current financial liabilities	[2]	365,972	176,586
Derivative financial instruments [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[3]	0	0
Other current financial liabilities	[3]	4,997,124	10,416,675
Derivative hedge liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[3]	157,028	0
Other current financial liabilities	[3]	1,194,502	1,840,188
Deposits for return of bottles and containers [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	0
Other current financial liabilities		$ 13,967,995	$ 13,228,328

[1]	See Note 21 - Other financial liabilities.
[2]	See Note 5 – Risk administration.
[3]	See Note 7 – Financial instruments.